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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/31
Date of reporting period: 06/30/10

*	The Fund included is Invesco Global Dividend Growth Securities Fund.

TABLE OF CONTENTS

Item 1. Schedule of Investments
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Global Dividend Growth Securities Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	MS-GDG-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Global Dividend Growth Securities
Schedule of Investments
June 30, 2010
(unaudited)

	Shares	Value

Common Stocks & Other Equity Interests 95.0%
Australia 2.7%
Australia & New Zealand Banking Group Ltd.	166,152	$2,982,785
Macquarie Group Ltd.	88,858	2,734,514
Telstra Corp. Ltd.	1,328,485	3,614,803

		9,332,102

Austria 0.0%
Telekom Austria AG	12,079	134,268

Bermuda 0.8%
Partnerre Ltd.	40,447	2,836,953

Brazil 0.4%
Cia Energetica de Minas Gerais (ADR)	32,001	469,455
Petroleo Brasileiro SA (ADR)	22,288	764,924

		1,234,379

Canada 3.8%
Agrium, Inc.	58,373	2,851,342
EnCana Corp.	76,298	2,310,692
Intact Financial Corp.	63,720	2,687,547
Nexen, Inc.	113,431	2,231,220
Toronto-Dominion Bank (The)	47,753	3,139,124

		13,219,925

Finland 0.7%
Nokia OYJ (ADR)	307,906	2,509,434

France 6.1%
BNP Paribas	53,316	2,846,783
Bouygues SA	110,999	4,251,609
GDF Suez	158,077	4,472,417
ICADE	26,658	2,248,879
Sanofi-Aventis SA	73,468	4,430,343
Total SA	67,249	2,992,889

		21,242,920

Germany 2.2%
Bayerische Motoren Werke AG	85,980	4,167,014
Porsche Automobil Holding SE	79,463	3,379,980

		7,546,994

Greece 0.5%
National Bank of Greece SA (a)	156,991	1,710,514

Israel 0.4%
Bezeq Israeli Telecommunication Corp. Ltd.	689,753	1,508,970

Italy 1.1%
Eni SpA	207,010	3,800,118

Japan 14.5%
Canon, Inc.	84,400	3,146,692
Daifuku Co., Ltd.	406,170	2,488,654
FUJIFILM Holdings Corp.	122,500	3,523,840
Mitsubishi Corp.	139,600	2,908,959
Mitsubishi UFJ Financial Group, Inc.	1,233,100	5,589,839
Murata Manufacturing Co., Ltd.	61,100	2,910,064
Nippon Telegraph & Telephone Corp.	67,300	2,747,793
Nippon Yusen KK	1,315,000	4,775,426
Nissan Motor Co., Ltd. (a)	528,700	3,665,065
NTT DoCoMo, Inc.	2,118	3,202,902
Seven & I Holdings Co., Ltd.	148,600	3,409,519
Sumitomo Chemical Co., Ltd.	1,118,000	4,316,558
Sumitomo Osaka Cement Co., Ltd.	835,000	1,591,781
Takeda Pharmaceutical Co., Ltd.	79,300	3,393,806
Tokyo Tomin Bank Ltd. (The)	239,900	2,730,288

		50,401,186

Mexico 0.1%
Desarrolladora Homex SAB de CV (ADR) (a)	17,701	446,773

Netherlands 2.0%
TNT N.V.	156,652	3,948,306
Unilever N.V.	112,232	3,060,046

		7,008,352

See accompanying notes which are an integral part of this schedule.

Invesco Global Dividend Growth Securities

	Shares	Value

Norway 0.9%
Statoil ASA	161,356	$3,112,057

Republic of Korea 1.2%
Hyundai Mipo Dockyard	5,808	610,042
Hyundai Mobis	4,776	799,868
LG Electronics, Inc.	3,825	292,092
Lotte Shopping Co. Ltd.	1,061	303,865
POSCO	1,663	631,173
Samsung Electronics Co., Ltd.	1,338	840,114
Shinhan Financial Group Co., Ltd.	13,620	501,606
SK Telecom Co. Ltd. (ADR)	21,215	312,497

		4,291,257

Singapore 1.8%
ComfortDelgro Corp., Ltd.	3,217,788	3,332,883
Singapore Post Ltd.	3,767,212	3,033,916

		6,366,799

Spain(2.9%
Banco Santander SA	446,191	4,688,578
Iberdrola SA	377,384	2,116,693
Telefonica SA	182,894	3,377,420

		10,182,691

Switzerland 5.4%
ACE Ltd.	79,764	4,106,251
Holcim Ltd.	66,632	4,460,153
Kuoni Reisen Holding AG (Registered Shares)	6,139	1,715,187
Swisscom AG (Registered Shares)	12,650	4,285,630
Zurich Financial Services AG	18,607	4,084,441

		18,651,662

Taiwan 0.4%
Acer, Inc.	79,000	183,209
AU Optronics Corp. (ADR)	45,794	406,651
HTC Corp.	60,000	796,030

		1,385,890

United Kingdom 10.4%
BHP Billiton PLC	229,780	5,945,975
BP PLC	568,554	2,731,031
GlaxoSmithKline PLC	197,347	3,344,471
Imperial Tobacco Group PLC	249,579	6,958,824
Informa PLC	386,238	2,032,705
National Grid PLC	417,075	3,072,995
Royal Dutch Shell PLC (Class A)	303,477	7,663,836
Vodafone Group PLC	2,224,888	4,610,454

		36,360,291

United States 36.7%
3M Co.	72,834	5,753,158
Aflac, Inc.	78,182	3,336,026
Allete, Inc.	75,528	2,586,079
Apache Corp.	36,832	3,100,886
Apollo Group, Inc. (Class A) (a)	53,779	2,283,994
Archer-Daniels-Midland Co.	119,080	3,074,646
Avon Products, Inc.	105,448	2,794,372
Bank of America Corp.	276,348	3,971,121
Bank of New York Mellon Corp. (The)	160,453	3,961,585
Best Buy Co., Inc.	77,955	2,639,556
Chevron Corp.	93,622	6,353,189
Coach, Inc.	131,659	4,812,136
ConocoPhillips	103,338	5,072,862
DaVita, Inc. (a)	60,933	3,804,657
Diebold, Inc.	107,537	2,930,383
DTE Energy Co.	94,150	4,294,182
Energen Corp.	82,249	3,646,098
GameStop Corp. (Class A) (a)	186,943	3,512,659
International Business Machines Corp.	22,973	2,836,706
Johnson & Johnson	111,172	6,565,818
Kroger Co. (The)	240,119	4,727,943
Merck & Co., Inc.	193,270	6,758,652
Microsoft Corp.	166,390	3,828,634
Morgan Stanley	167,435	3,886,166
Oracle Corp.	272,771	5,853,666
Pfizer, Inc.	227,218	3,240,129
Philip Morris International, Inc.	67,511	3,094,704
Potlatch Corp.	58,557	2,092,242
Sonoco Products Co.	46,052	1,403,665
See accompanying notes which are an integral part of this schedule.

Invesco Global Dividend Growth Securities

		Shares	Value

Stryker Corp.		65,906	$3,299,254
Valero Energy Corp.		194,400	3,495,312
WellPoint, Inc. (a)		119,759	5,859,808
WR Berkley Corp.		109,514	2,897,740

			127,768,028

Total Common Stocks & Other Equity Interests (Cost $328,173,400)			331,051,563

Money Market Funds 2.0%
Liquid Assets Portfolio — Institutional Class (b)		3,447,439	3,447,439
Premier Portfolio — Institutional Class (b)		3,447,439	3,447,439

Total Money Market Funds (Cost $6,894,878)			6,894,878

Total Investments (Cost $335,068,278)	97.0%		337,946,441
Other Assets Less Liabilities	3.0		10,431,535

Net Assets	100.0%		$348,377,976

Investment Abbreviations:

ADR — American Depositary Receipt.

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Global Dividend Growth Securities Fund
Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Dividend Growth Securities Fund
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$9,332,102	$—	$—	$9,332,102
Austria	—	134,268	—	134,268
Bermuda	2,836,953	—	—	2,836,953
Brazil	1,234,379	—	—	1,234,379
Canada	13,219,925	—	—	13,219,925
Finland	2,509,434	—	—	2,509,434
France	8,681,952	12,560,968	—	21,242,920
Germany	7,546,994	—	—	7,546,994
Greece	1,710,514	—	—	1,710,514
Israel	—	1,508,970	—	1,508,970
Italy	—	3,800,118	—	3,800,118
Japan	40,443,771	9,957,415	—	50,401,186
Mexico	446,773	—	—	446,773
Netherlands	3,948,306	3,060,046	—	7,008,352
Norway	3,112,057	—	—	3,112,057
Republic of Korea	4,291,257	—	—	4,291,257
Singapore	—	6,366,799	—	6,366,799
Spain	5,494,113	4,688,578	—	10,182,691
Switzerland	16,936,475	1,715,187	—	18,651,662
Taiwan	1,202,681	183,209	—	1,385,890
United Kingdom	12,762,850	23,597,441	—	36,360,291
United States	134,662,906	—	—	134,662,906

	$270,373,442	$67,572,999	$—	$337,946,441

Foreign Currency Contracts*	—	(486,321)	—	(486,321)

Total Investments	$270,373,442	$67,086,678	$—	$337,460,120

*	Unrealized appreciation (depreciation).

Invesco Global Dividend Growth Securities Fund
NOTE 3 — Derivative Investments
Open Foreign Currency Contracts at Period-End

						Unrealized
Settlement	Contract to					Appreciation
Date	Deliver		Receive		Value	(Depreciation)

07/06/10	EUR	14,845,000	USD	18,012,774	$18,153,628	$(140,854)
07/06/10	GBP	7,525,000	USD	10,897,479	11,242,946	(345,467)

Total open foreign currency contracts						$(486,321)

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar
NOTE 4 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,010,211
Aggregate unrealized (depreciation) of investment securities	(7,303,417)

Net unrealized appreciation of investment securities	$706,794

Cost of investments for tax purposes is $337,239,647.

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: August 27, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: August 27, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: August 27, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.